ASSETS AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
ASSETS AND LIABILITIES HELD FOR SALE
Schedule of total assets and liabilities of the disposal group that were classified as held for sale on the Group's Consolidated Balance Sheet

	As of December 31,
	2023	2024
Assets held for sale:
Cash and cash equivalents and restricted cash	17	8
Property and equipment, net	102	82
Operating lease right-of-use assets	1,834	1,732
Finance lease right-of-use assets	295	67
Other assets	65	52
Total	2,313	1,941

Liabilities held for sale:
Accrued expenses and other current liabilities	102	62
Operating lease liabilities, current	76	69
Operating lease liabilities, non-current	1,936	1,785
Finance lease liabilities	324	71
Other liabilities	98	97
Total	2,536	2,084